STOCK COMPENSATION PLANS (Detail Textuals) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2017	Jan. 01, 2017	Nov. 01, 2016	Oct. 07, 2016	Aug. 07, 2016	Aug. 19, 2016	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted							$ 23,878,450	$ 2,550,380
Number of Shares							23,350,000	4,550,000
Granted							$ 1,170,000	$ 21,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of unregistered common stock issued					$ 21,500
Number of unregistered common stock issued					50,000
Common stock issued price per share					$ 0.50
Number of Shares							1,350,000
Options expiration period (in years)								5 years
Aggregate fair value of options								$ 2,528,880
Total compensation cost expected to be recognized								2,478,071
Stock based compensation expense								$ 50,809
Number of shares exercisable							22,000,000	50,000
Intrinsic value of shares exercisable							$ 1,252,500	$ 21,000
Options | 0.50
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares								50,000
Options | 1.33
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares							4,500,000	4,500,000
Weighted Average Remaining Contractual life (in years)							6 years 2 months 19 days	6 years 11 months 19 days
Options | 1/3 vesting on August 19, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000		4,500,000
Common stock issued price per share	$ 2.00	$ 1.25	$ 0.75	$ 0.75		$ 0.75
Options | 1/3 vesting on August 19, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000		4,500,000
Common stock issued price per share	$ 2.75	$ 1.75	$ 1.25	$ 1.25		$ 1.25
Options | 1/3 vesting on August 19, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000		4,500,000
Common stock issued price per share	$ 3.25	$ 2.50	$ 2.00	$ 2.00		$ 2.00